LOAN PAYABLE	12 Months Ended
Oct. 31, 2024
LOAN PAYABLE
LOAN PAYABLE

NOTE 12 – LOAN PAYABLE

On October 20, 2024, the Company entered into two Line of Credit Agreements (the “Line of Credit Agreements”) providing the Company with a RMB 8,800,000 (Approximately $1.2 million) line of credit (the “Line of Credit”) from two third party companies. The Line of Credit allows the Company to request loans thereunder until the facility matures in January 2025. Loans drawn under the Line of Credit bear interest at an annual rate of 2.0% and each individual loan is payable 90 days from the date of issuance. The Company may prepay the borrowings under the Line of Credit. As of October 31, 2024, the outstanding principal balance was $983,421.

On October 21, 2024, the Company issued a loan to a third party company in the principal amount of RMB 1,000,000 (approximately $140,000), which carries interest of 2.0% per annum. Both interest and principal of this loan are due in October 2026. The Company may prepay the principal of RMB $1,000,00. The principal balance payable on this loan was $140,491 at October 31, 2024.

The Company recorded interest expense of $1,547 on these loan payables for the year ended October 31, 2024.